Non-current provisions and other non-current liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	€ 975,645,000	€ 1,027,983,000
Other non-current liabilities	821,838,000	917,384,000
Reconciliation of changes in noncurrent provisions
Balance at beginning of the period	110,599,000
Foreign currency translation	284,000
Changes in consolidation group	2,517,000
Utilized	(2,778,000)
Reversed	(386,000)
Additions	49,085,000
Reclassifications	(5,514,000)
Balance at end of the period	153,807,000
Noncontrolling interests subject to put provisions
Non-current provisions and other non-current liabilities
Other non-current liabilities	361,224,000	478,327,000
Variable payments outstanding for acquisitions
Non-current provisions and other non-current liabilities
Other non-current liabilities	191,080,000	145,182,000.000
Derivatives
Non-current provisions and other non-current liabilities
Other non-current liabilities	103,461,000.000	96,272,000
1 to 3 Years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	626,658,000	393,940,000
3 to 5 Years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	195,490,000	335,026,000
Over 5 Years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	153,497,000	299,017,000
Personnel expenses
Reconciliation of changes in noncurrent provisions
Balance at beginning of the period	59,899,000
Foreign currency translation	6,243,000
Changes in consolidation group	2,516,000
Utilized	(2,420,000)
Reversed	(334,000)
Additions	40,084,000
Reclassifications	(5,514,000)
Balance at end of the period	100,474,000
Provision for share based plans	87,967,000	€ 47,944,000
Medical malpractice
Reconciliation of changes in noncurrent provisions
Balance at beginning of the period	40,399,000
Foreign currency translation	(5,311,000)
Additions	7,237,000
Balance at end of the period	42,325,000
Other non-current provisions
Reconciliation of changes in noncurrent provisions
Balance at beginning of the period	10,301,000
Foreign currency translation	(648,000)
Changes in consolidation group	1,000
Utilized	(358,000)
Reversed	(52,000)
Additions	1,764,000
Balance at end of the period	€ 11,008,000